UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/08

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             AUGUST 8, 2008
[Signature]			[City, State]			   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    21
Form 13F Information Table Value Total:             $ 102,216
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/08



                        TITLE                    VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------      ------    ---------  --------  ---  ----  ------- --------  --------  ------   ----

AKAMAI
  TECHNOLOGIES INC   COMM STK	     00971T101	4,871	  140,000   SH		SOLE		   140,000   0	      0
APPLE INC	     COMM STK	     037833100	3,684	   22,000   SH		SOLE		    22,000   0	      0
ARIBA INC	     COMM STK	     04033V203	7,355	  500,000   SH		SOLE		   500,000   0	      0
BLUE COAT
  SYSTEMS INC	     COMM STK	     09534T508	5,691	  403,300   SH		SOLE		   403,300   0	      0
CONCUR
  TECHNOLOGIES INC   COMM STK	     206708109	1,994	   60,000   SH		SOLE		    60,000   0	      0
FOCUS MEDIA
  HLDG LTD	     SPONSORED ADR   34415V109	7,812	  281,809   SH		SOLE		   281,809   0	      0
GENOMIC HEALTH INC   COMM STK	     37244C101	6,152	  321,275   SH		SOLE		   321,275   0	      0
GOOGLE INC	     COMM STK	     38259P508	7,370	   14,000   SH		SOLE		    14,000   0	      0
INFINERA CORPORATION COMM STK	     45667G103	2,528	  286,667   SH		SOLE		   286,667   0	      0
INSULET CORP         COMM STK        45784P101  2,033     129,218   SH          SOLE               129,218   0        0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	     45885A300	6,084	1,300,000   SH		SOLE		 1,300,000   0	      0
LOOPNET INC	     COMM STK	     543524300	2,825	  250,000   SH		SOLE		   250,000   0	      0
MAKO SURGICAL CORP   COMM STK	     560879108	1,464	  200,000   SH		SOLE		   200,000   0	      0
PALM INC	     COMM STK	     696643105	5,390	1,000,000   SH		SOLE		 1,000,000   0	      0
PALM INC             CALL            696643905    420       3,500        CALL   SOLE                 3,500   0        0
PROSHARES TR         ULTRASHORT QQQ  74347R875  9,414     210,000   SH          SOLE               210,000   0        0
QUALCOMM INC	     COMM STK	     747525103	4,437	  100,000   SH		SOLE		   100,000   0	      0
RESEARCH IN
  MOTION LTD	     COMM STK	     760975102	8,183	   70,000   SH		SOLE		    70,000   0	      0


GRAND TOTAL				     $102,216
